Warrants (Warrants Classified as Equity) (Details) - $ / shares	May. 08, 2013	Sep. 18, 2013
Warrants and Rights Note Disclosure [Abstract]
Warrants Granted, Number of Shares	182,186
Exercise price (usd per share)	$ 2.47	$ 2.50
Number of Days Averaged for Exercise Price	20 days
Fair Value Assumptions, Expected Volatility Rate	75.34%
Fair Value Assumptions, Expected Term	7 years
Fair Value Assumptions, Risk Free Interest Rate	1.20%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value of Warrants Granted, per Share	$ 1.93